Warrants Liability - Schedule of fair value determined using black-scholes option (Details) - Warranty Liability [Member] - $ / shares			1 Months Ended	2 Months Ended	3 Months Ended				9 Months Ended	12 Months Ended
	Jun. 01, 2026	Dec. 13, 2024	Jul. 31, 2025	Mar. 20, 2026	Jun. 25, 2025	Mar. 28, 2025	Mar. 06, 2025	Jan. 20, 2025	Sep. 30, 2026	Dec. 31, 2024
December 2024 Warrants [Member]
Warrants Liability - Schedule of fair value determined using black-scholes option (Details) [Line Items]
Share price		$ 5.8			$ 33.48					$ 5.2
Exercise price		$ 7			$ 7					$ 7
Expected dividend yield (in Shares)		0			0					0
Risk free interest rate		2.97%			2.94%					2.96%
Expected life		5 years			4 years 5 months 19 days					4 years 11 months 12 days
Expected volatility		104.39%			118.86%					104.52%
Foreign exchange rate		$ 0.7			$ 0.73					$ 0.7
January 2025 Warrants [Member]
Warrants Liability - Schedule of fair value determined using black-scholes option (Details) [Line Items]
Share price					33.48			$ 4.9
Exercise price					$ 5.25			$ 5.25
Expected dividend yield (in Shares)					0			0
Risk free interest rate					2.90%			2.99%
Expected life					4 years 6 months 29 days			5 years
Expected volatility					118.86%			106.90%
Foreign exchange rate					$ 0.73			$ 0.7
March 6, 2025 Warrants [Member]
Warrants Liability - Schedule of fair value determined using black-scholes option (Details) [Line Items]
Share price					33.48		$ 6.44
Exercise price					$ 5.25		$ 5.25
Expected dividend yield (in Shares)					0		0
Risk free interest rate					2.90%		2.72%
Expected life					4 years 8 months 12 days		5 years
Expected volatility					118.86%		115.20%
Foreign exchange rate					$ 0.73		$ 0.7
March 28, 2025 Warrants [Member]
Warrants Liability - Schedule of fair value determined using black-scholes option (Details) [Line Items]
Share price						$ 11.08
Exercise price			$ 7			$ 7
Expected dividend yield (in Shares)			0			0
Risk free interest rate						2.61%
Expected life						5 years
Expected volatility						116.80%
Foreign exchange rate						$ 0.7
March 28, 2025 Warrants [Member] | Bottom of range [member]
Warrants Liability - Schedule of fair value determined using black-scholes option (Details) [Line Items]
Share price			$ 25.89
Risk free interest rate			2.90%
Expected life			4 years 8 months 1 day
Expected volatility			118.79%
Foreign exchange rate			$ 0.72
March 28, 2025 Warrants [Member] | Top of range [member]
Warrants Liability - Schedule of fair value determined using black-scholes option (Details) [Line Items]
Share price			$ 33.48
Risk free interest rate			3.01%
Expected life			4 years 9 months 7 days
Expected volatility			118.86%
Foreign exchange rate			$ 0.74
March 20, 2026 Warrants [Member]
Warrants Liability - Schedule of fair value determined using black-scholes option (Details) [Line Items]
Share price				$ 3.07					$ 5.11
Exercise price	$ 3.75			$ 3.75					$ 3.75
Expected dividend yield (in Shares)				0
Risk free interest rate				3.03%					3.35%
Expected life				5 years					4 years 5 months 19 days
Expected volatility	121.71%			136.65%					119.09%
Foreign exchange rate				$ 0.729					$ 0.7048
March 20, 2026 Warrants [Member] | Bottom of range [member]
Warrants Liability - Schedule of fair value determined using black-scholes option (Details) [Line Items]
Share price	$ 7.26
Risk free interest rate	2.77%
Expected life	4 years 9 months 18 days
Foreign exchange rate	$ 0.723
March 20, 2026 Warrants [Member] | Top of range [member]
Warrants Liability - Schedule of fair value determined using black-scholes option (Details) [Line Items]
Share price	$ 9.69
Risk free interest rate	2.80%
Expected life	4 years 9 months 21 days
Foreign exchange rate	$ 0.724